Segment Information - Net Revenues by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	$ 8,493	$ 9,735	$ 10,346
Automotive ("APG") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,554	1,678	1,420
Digital [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,334	1,839	2,174
Analog MEMS And Microcontrollers ("AMM") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	3,200	3,377	3,154
Power Discrete Products ("PDP") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,015	1,240	1,319
Wireless [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	1,345	1,552	2,219
All Other Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated net revenues	$ 45	$ 49	$ 60